Quarterly Report
September 30, 2021
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	5,345	$389,330
Tradeweb Markets, Inc.	7,582	612,474
		$1,001,804
Business Services – 13.0%
Clarivate PLC (a)	43,546	$953,657
Endava PLC, ADR (a)	11,985	1,628,162
FleetCor Technologies, Inc. (a)	3,199	835,803
Global Payments, Inc.	18,693	2,945,644
LegalZoom.com, Inc. (a)	13,021	343,754
Nuvei Corp. (a)	13,844	1,599,259
Paya, Inc. (a)	66,541	723,301
PayPal Holdings, Inc. (a)	15,988	4,160,238
Remitly Global, Inc. (a)	9,533	349,861
TaskUs, Inc., “A” (a)	17,243	1,144,418
Thoughtworks Holding, Inc. (a)	26,707	766,758
Verisk Analytics, Inc., “A”	1,775	355,479
WEX, Inc. (a)	5,742	1,011,396
		$16,817,730
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	361	$262,649
Computer Software – 25.1%
Adobe Systems, Inc. (a)	8,918	$5,134,271
AppLovin Corp. (a)	5,422	392,390
Asana, Inc. (a)	9,826	1,020,332
Atlassian Corp. PLC, “A” (a)	3,010	1,178,174
Autodesk, Inc. (a)	6,068	1,730,411
Avalara, Inc. (a)	1,464	255,863
Black Knight, Inc. (a)	10,225	736,200
Couchbase, Inc. (a)	8,017	249,409
DoubleVerify Holdings, Inc. (a)	16,293	556,569
Eventbrite, Inc. (a)	31,910	603,418
Freshworks, Inc, “A” (a)	4,484	191,422
Microsoft Corp. (s)	48,893	13,783,915
Paycor HCM, Inc. (a)	14,814	520,860
Ping Identity Holding Corp. (a)	10,797	265,282
Qualtrics International, “A” (a)	7,511	321,020
RAKUS Co. Ltd.	2,400	84,508
RingCentral, Inc. (a)	5,277	1,147,748
salesforce.com, inc. (a)	11,078	3,004,575
Topicus.com, Inc. (a)	4,594	482,359
Zendesk, Inc. (a)	6,452	750,948
		$32,409,674
Computer Software - Systems – 10.4%
Apple, Inc.	18,260	$2,583,790
CDW Corp.	1,477	268,844
Constellation Software, Inc.	765	1,253,269
Descartes Systems Group, Inc. (a)	11,200	911,669
EPAM Systems, Inc. (a)	2,115	1,206,565
HubSpot, Inc. (a)	2,750	1,859,247
Q2 Holdings, Inc. (a)	6,799	544,872
ServiceNow, Inc. (a)	3,631	2,259,462
Square, Inc., “A” (a)	3,804	912,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Sterling Check Corp. (a)	2,409	$62,538
TransUnion	8,705	977,659
Wix.com Ltd. (a)	3,023	592,417
		$13,432,683
Consumer Services – 3.6%
Booking Holdings, Inc. (a)	1,598	$3,793,444
Uber Technologies, Inc. (a)	18,731	839,149
		$4,632,593
Electronics – 10.4%
Advanced Micro Devices (a)	22,912	$2,357,645
KLA Corp.	4,550	1,522,020
Lam Research Corp.	3,181	1,810,466
Marvell Technology, Inc.	23,039	1,389,482
Micron Technology, Inc.	18,663	1,324,700
NVIDIA Corp.	15,938	3,301,716
Skyworks Solutions, Inc.	4,746	782,046
Xilinx, Inc.	6,577	993,061
		$13,481,136
Internet – 12.9%
Alphabet, Inc., “A” (a)(s)	3,054	$8,164,930
Blend Labs, Inc., “A” (a)	8,332	112,315
Facebook, Inc., “A” (a)	13,308	4,516,602
Match Group, Inc. (a)	7,305	1,146,812
Mercadolibre, Inc. (a)	564	947,182
Pinterest, Inc. (a)	5,859	298,516
Tencent Holdings Ltd.	25,000	1,465,856
		$16,652,213
Leisure & Toys – 0.7%
Take-Two Interactive Software, Inc. (a)	6,110	$941,368
Machinery & Tools – 0.1%
Xometry, Inc., “A” (a)	2,911	$167,877
Medical & Health Technology & Services – 0.5%
Guardant Health, Inc. (a)	3,660	$457,537
LifeStance Health Group, Inc. (a)	14,564	211,178
		$668,715
Medical Equipment – 1.1%
Bio-Techne Corp.	1,544	$748,176
Maravai Lifesciences Holdings, Inc., “A” (a)	12,581	617,475
		$1,365,651
Other Banks & Diversified Financials – 6.2%
Mastercard, Inc., “A”	14,869	$5,169,654
Visa, Inc., “A”	12,809	2,853,205
		$8,022,859
Specialty Stores – 12.1%
ACV Auctions, Inc. (a)	13,147	$235,200
Amazon.com, Inc. (a)(s)	3,559	11,691,457
Chewy, Inc., “A” (a)	9,643	656,785
Farfetch Ltd., “A” (a)	38,283	1,434,847
Pinduoduo, Inc., ADR (a)	5,795	525,433
Sea Ltd., ADR (a)	2,869	914,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
ThredUp, Inc. (a)(l)	11,242	$243,839
		$15,701,997
Total Common Stocks		$125,558,949
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,417,999	$3,417,999
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	87,699	$87,699

Other Assets, Less Liabilities – 0.2%		199,857
Net Assets – 100.0%		$129,264,504
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,417,999 and $125,646,648, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2021, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At September 30, 2021, the fund had cash collateral of $4,583 and other liquid securities with an aggregate value of $553,934 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$112,568,659	$—	$—	$112,568,659
Canada	4,246,556	—	—	4,246,556
United Kingdom	4,016,666	—	—	4,016,666
China	525,433	1,465,856	—	1,991,289
Philippines	1,144,418	—	—	1,144,418
Singapore	914,436	—	—	914,436
Israel	592,417	—	—	592,417
Japan	—	84,508	—	84,508
Mutual Funds	3,505,698	—	—	3,505,698
Total	$127,514,283	$1,550,364	$—	$129,064,647
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,257,002	$35,009,769	$34,848,772	$—	$—	$3,417,999
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$877	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.